Commitment And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Rent expenses	$ 0.4	$ 0.1	$ 0.5	$ 0.5
Operating Leases Term			4 years